Deferred Tax Assets and Liabilities - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
Deferred tax assets	£ 2,488	£ 867
Deferred tax liabilities	(2,832)	(2,586)
Net deferred tax	£ (344)	£ (1,719)	£ (424)